Trade and other receivables (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure Of Detailed Information About Trade And Other Receivables [Abstract]
Schedule of trade and other receivables

As at	October 31, 2024	October 31, 2023
	$	$
Trade account receivable	3,833	8,109
Allowance for doubtful accounts	(525)	(536)
Total	3,308	7,573